Loans And Allowance For Loan Losses	12 Months Ended
Dec. 31, 2011
Loans And Allowance For Loan Losses [Abstract]
Loans And Allowance For Loan Losses

Note 3 – Loans and Allowance for Loan Losses

The Bank's loan portfolio as of December 31 was as follows:

(Dollars in thousands)

	2011	2010

Agricultural	$38,929	$29,681
Commercial and industrial	58,685	55,947
Consumer	18,657	16,709
Real estate – commercial	106,250	116,351
Real estate - construction	1,169	853
Real estate - residential	96,437	97,399

Loans, gross	320,127	316,940
Allowance for loan losses	(5,213)	(4,729)

Loans, net	$314,914	$312,211

Activity in the allowance for loan losses was as follows:

(Dollars in thousands)

	2011	2010	2009

Balance, beginning of year	$4,729	$4,322	$3,600
Provision charged to expense	3,700	3,950	4,875
Recoveries credited to the allowance	452	341	541
Loans charged off	(3,668)	(3,884)	(4,694)

Balance, end of year	$5,213	$4,729	$4,322

ChoiceOne manages its credit risk through the use of its loan policy and its loan approval process and by monitoring of loan credit performance. The loan approval process for commercial loans involves individual and group approval authorities. Individual authority levels are based on the experience of the lender. Group authority approval levels can consist of an internal loan committee that includes the Bank's President or Senior Lender and other loan officers for loans that exceed individual approval levels, or a loan committee of the Board of Directors for larger commercial loans. Most consumer loans are approved by individual loan officers based on standardized underwriting criteria, with larger consumer loans subject to approval by the internal loan committee.

Ongoing credit review of commercial loans is the responsibility of the loan officers. ChoiceOne's internal credit committee meets at least monthly and reviews loans with payment issues and loans with a risk rating of 5, 6, or 7. Risk ratings of commercial loans are reviewed periodically and adjusted if needed. ChoiceOne's consumer loan portfolio is primarily monitored on an exception basis. Loans where payments are past due are turned over to the Bank's collection department, who works with the borrower to bring payments current or takes other actions when necessary. In addition to internal reviews of credit performance, ChoiceOne contracts with a third party for independent loan review that monitors the loan approval process and the credit quality of the loan portfolio.

Activity in the allowance for loan losses and balances in the loan portfolio were as follows:

(Dollars in thousands)

	Agricultural	Commercial and Industrial	Consumer	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Unallocated	Total

2011
Allowance for Loan Losses
Beginning balance	$181	$641	$243	$1,729	$2	$1,554	$379	$4,729
Charge-offs	(45)	(228)	(361)	(1,357)	–	(1,677)	–	(3,668)
Recoveries	10	32	217	89	–	104	–	452
Provision	(91)	164	98	1,838	32	1,866	(207)	3,700

Ending balance	$55	$609	$197	$2,299	$34	$1,847	$172	$5,213

Individually evaluated for impairment	$–	$7	$–	$424	$–	$–	$–	$431

Collectively evaluated for impairment	$55	$602	$197	$1,875	$34	$1,847	$172	$4,782

Loans
Individually evaluated for impairment	$–	$163	$–	$2,758	$–	$1,580		$4,501
Collectively evaluated for impairment	38,929	58,522	18,657	103,492	1,169	94,857		315,626

Ending balance	$38,929	$58,685	$18,657	$106,250	$1,169	$96,437		$320,127

2010
Allowance for Loan Losses
Beginning balance	$124	$735	$306	$1,546	$3	$1,590	$18	$4,322
Charge-offs	–	(765)	(444)	(1,523)	–	(1,152)	–	(3,884)
Recoveries	–	68	230	16	–	27	–	341
Provision	57	603	151	1,690	(1)	1,089	361	3,950

Ending balance	$181	$641	$243	$1,729	$2	$1,554	$379	$4,729

Individually evaluated for impairment	$–	$50	$–	$531	$–	$–	$–	$581

Collectively evaluated for impairment	$181	$591	$243	$1,198	$2	$1,554	$379	$4,148

Loans
Individually evaluated for impairment	$39	$272	$–	$3,529	$–	$2,733		$6,573
Collectively evaluated for impairment	29,642	55,675	16,709	112,822	853	94,666		310,367

Ending balance	$29,681	$55,947	$16,709	$116,351	$853	$97,399		$316,940

	Agricultural	Commercial and Industrial	Consumer	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Unallocated	Total

2009
Allowance for Loan Losses
Beginning balance	$–	$754	$351	$1,100	$5	$1,124	$266	$3,600
Charge-offs	–	(1,558)	(535)	(1,218)	(14)	(1,369)	–	(4,694)
Recoveries	–	102	246	58	29	106	–	541
Provision	124	1,437	244	1,606	(17)	1,729	(248)	4,875

Ending balance	$124	$735	$306	$1,546	$3	$1,590	$18	$4,322

Individually evaluated for impairment	$29	$52	$–	$1,031	$–	$–	$–	$1,112

Collectively evaluated for impairment	$95	$683	$306	$515	$3	$1,590	$18	$3,210

Loans
Individually evaluated for impairment	$378	$698	$–	$6,886	$–	$1,785		$9,747
Collectively evaluated for impairment	30,944	53,266	16,285	114,214	1,158	97,102		312,969

Ending balance	$31,322	$53,964	$16,285	$121,100	$1,158	$98,887		$322,716

The process to monitor the credit quality of ChoiceOne's loan portfolio includes tracking (1) the risk ratings of business loans, (2) the level of classified business loans, and (3) delinquent and nonperforming consumer loans. Business loans are risk rated on a scale of 1 to 8. A description of the characteristics of the ratings follows:

Risk rating 1 through 3: These loans are considered pass credits. They exhibit acceptable to exceptional credit risk and demonstrate the ability to repay the loan from normal business operations.

Risk rating 4: These loans are considered watch credits. They have potential developing weaknesses that, if not corrected, may cause deterioration in the ability of the borrower to repay the loan. While a loss is possible for a loan with this rating, it is not anticipated.

Risk rating 5: These loans are considered special mention credits. Loans in this risk rating are considered to be inadequately protected by the net worth and debt service coverage of the borrower or of any pledged collateral. These loans have well defined weaknesses that may jeopardize the borrower's ability to repay the loan. If the weaknesses are not corrected, loss of principal and interest could be probable.

Risk rating 6: These loans are considered substandard credits. These loans have well defined weaknesses, the severity of which makes collection of principal and interest in full questionable. Loans in this category may be placed on nonaccrual status.

Risk rating 7: These loans are considered doubtful credits. Some loss of principal and interest has been determined to be probable. The estimate of the amount of loss could be affected by factors such as the borrower's ability to provide additional capital or collateral. Loans in this category are on nonaccrual status.

Risk rating 8: These loans are considered loss credits. They are considered uncollectible and will be charged off against the allowance for loan losses.

Information regarding the Bank's credit exposure as of December 31 was as follows:

(Dollars in thousands)

Corporate Credit Exposure - Credit Risk Profile By Creditworthiness Category

	Agricultural		Commercial and Industrial		Commercial Real Estate

	2011	2010	2011	2010	2011	2010

Risk ratings 1 to 3	$26,697	$19,493	$34,258	$32,624	$51,437	$64,020
Risk rating 4	9,499	8,919	21,993	20,198	33,462	31,921
Risk rating 5	2,672	1,017	1,669	2,703	14,313	14,069
Risk rating 6	57	213	680	251	5,009	5,412
Risk rating 7	4	39	85	171	2,029	929

	$38,929	$29,681	$58,685	$55,947	$106,250	$116,351

Consumer Credit Exposure - Credit Risk Profile Based On Payment Activity

	Consumer		Construction Real Estate		Residential Real Estate

	2011	2010	2011	2010	2011	2010

Performing	$18,634	$16,519	$1,169	$853	$95,732	$92,885
Nonperforming	23	190	—	—	705	4,514

	$18,657	$16,709	$1,169	$853	$96,437	$97,399

The following schedule provides information on loans that were considered troubled debt restructurings ("TDRs") as of December 31, 2011 that were modified during the year ended December 31, 2011:

(Dollars in thousands)	Number of Loans	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Commercial and industrial	1	$48	$48
Commercial real estate	7	1,789	1,789
Residential real estate	5	639	639

	13	$2,476	$2,476

The pre-modification and post-modification outstanding recorded investment represents amounts as of the date of loan modification. If a difference exists between the pre-modification and post-modification outstanding recorded investment, it represents impairment recognized through the provision for loan losses computed based on a loan's post-modification present value of expected future cash flows discounted at the loan's original effective interest rate. If no difference exists, a loss is not expected to be incurred based on an assessment of the borrower's expected cash flows.

The following schedule provides information on TDRs as of December 31, 2011 where the borrower was past due with respect to principal and/or interest for 30 days or more during the year ended December 31, 2011 that had been modified during the year prior to the default:

(Dollars in thousands)	Number of Loans	Recorded Investment

Commercial and industrial	1	$48
Commercial real estate	3	1,135
Residential real estate	7	865

	11	$2,048

Loans are classified as performing when they are current as to principal and interest payments or are past due on payments less than 90 days. Loans are classified as nonperforming when they are past due 90 days or more as to principal and interest payments or are considered a troubled debt restructuring.

Impaired loans by loan category as of December 31 follow:

(Dollars in thousands)

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

2011
With no related allowance recorded
Agricultural	$—	$—	$—	$45	$—
Commercial and industrial	102	105	—	167	—
Commercial real estate	1,122	1,538	—	2,369	15
Residential real estate	1,580	1,580	—	1,620	50

Subtotal	2,804	3,223	—	4,201	65

With an allowance recorded
Agricultural	—	—	—	—	—
Commercial and industrial	61	63	7	85	—
Commercial real estate	1,636	2,120	424	1,490	6
Residential real estate	—	—	—	—	—

Subtotal	1,697	2,183	431	1,575	6

Total
Agricultural	—	—	—	45	—
Commercial and industrial	163	168	7	252	—
Commercial real estate	2,758	3,658	424	3,859	21
Residential real estate	1,580	1,580	—	1,620	50

Total	$4,501	$5,406	$431	$5,776	$71

2010
With no related allowance recorded
Agricultural	$39	$44	$—	$165	$—
Commercial and industrial	222	229	—	211	(5)
Commercial real estate	1,914	2,385	—	1,951	(2)
Residential real estate	2,733	2,736	—	2,640	170

Subtotal	4,908	5,394	—	4,967	163

With an allowance recorded
Agricultural	—	—	—	65	—
Commercial and industrial	50	50	50	464	12
Commercial real estate	1,615	1,672	531	3,591	(3)
Residential real estate	—	—	—	—	—

Subtotal	1,665	1,722	581	4,120	9

Total
Agricultural	39	44	—	230	—
Commercial and industrial	272	279	50	675	7
Commercial real estate	3,529	4,057	531	5,542	(5)
Residential real estate	2,733	2,736	—	2,640	170

Total	$6,573	$7,116	$581	$9,087	$172

An aging analysis of loans by loan category as of December 31 follows:

(Dollars in thousands)

	30 to 59 Days (1)	60 to 89 Days (1)	Greater Than 90 Days (1)	Total (1)	Loans Not Past Due	Total Loans	90 Days Past Due and Accruing

2011
Agricultural	$151	$–	$22	$173	$38,756	$38,929	$–
Commercial and industrial	541	143	97	781	57,904	58,685	–
Consumer	104	52	23	179	18,478	18,657	2
Commercial real estate	1,752	713	1,816	4,281	101,969	106,250	–
Construction real estate	–	–	–	–	1,169	1,169	–
Residential real estate	1,320	1,015	705	3,040	93,397	96,437	68

	$3,868	$1,923	$2,663	$8,454	$311,673	$320,127	$70

2010
Agricultural	$71	$7	$39	$117	$29,564	$29,681	$–
Commercial and industrial	133	175	142	450	55,497	55,947	–
Consumer	84	41	29	154	16,555	16,709	23
Commercial real estate	266	646	2,129	3,041	113,310	116,351	–
Construction real estate	–	–	–	–	853	853	–
Residential real estate	1,223	833	2,249	4,305	93,094	97,399	–

	$1,777	$1,702	$4,588	$8,067	$308,873	$316,940	$23

(1)	Includes nonaccrual loans.

Nonaccrual loans by loan category as of December 31 follow:

(Dollars in thousands)

	2011	2010

Agricultural	$26	$64
Commercial and industrial	143	256
Consumer	22	5
Commercial real estate	2,790	3,302
Construction real estate	–	–
Residential real estate	1,174	2,646

	$4,155	$6,273